(Losses)/Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
(Losses)/earnings per share
Schedule Of Earnings Per Share Basic And Diluted [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income/(loss) attributable to Navios Logistics' stockholders	$156	$(196)	$5,600

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(losses) per share from continuing operations:
Basic	$0.0078	$(0.0098)	$0.2800

Diluted	$0.0078	$(0.0098)	$0.2800